UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2011
                                                    -------------

Check here if Amendment  [ ]; Amendment Number:
This Amendment  (Check only one.):     [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Wallace R. Weitz
          ----------------------------------------------------------------------
Address:  Wallace R. Weitz & Co.
          ----------------------------------------------------------------------
          One Pacific Place, Suite 200
          ----------------------------------------------------------------------
          1125 South 103 Street
          ----------------------------------------------------------------------
          Omaha, Nebraska  68124-1071
          ----------------------------------------------------------------------

Form 13F File Number:  28-3062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Wallace R. Weitz
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    402-391-1980
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Wallace R. Weitz               Omaha, Nebraska           August 11, 2011
-------------------------------  --------------------      -------------------

Signature      City, State     Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                             -----------------
Form 13F Information Table Entry Total:          80
                                             -----------------
Form 13F Information Table Value Total:          $2,258,904
                                             -----------------
                                             (thousands)


List of Other Included Managers:  None

WALLACE R. WEITZ & COMPANY                      30-Jun-11
13F FILE NO. 28-3062
                                                FORM 13F INFORMATION TABLE

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           COLUMN 1           COLUMN 2        COLUMN 3     COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7    COLUMN 8
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                                                            VALUE     SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING
         NAME OF ISSUER       TITLE OF CLASS  CUSIP        (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS   AUTHORITY
---------------------------------------------------------------------------------------------------------------------------------
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101     10,531      174,300 SH            Sole       N/A        Sole
WILLIS GROUP HOLDINGS PUBLIC  SHS             G96666105     23,249      565,532 SH            Sole       N/A       Shared
TYCO INTERNATIONAL LTD        SHS             H89128104     64,681    1,308,530 SH            Sole       N/A       Shared
ACI WORLDWIDE INC             COM             004498101      1,689       50,000 SH            Sole       N/A        Sole
AMERICAN EAGLE OUTFITTERS NE  COM             02553E106      2,040      160,000 SH            Sole       N/A        Sole
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR   03524A108     22,334      385,000 SH            Sole       N/A        Sole
AON CORP                      COM             037389103    122,293    2,383,886 SH            Sole       N/A       Shared
APACHE CORP                   COM             037411105        617        5,000 SH            Sole       N/A        Sole
APPLE INC                     COM             037833100        189          563 SH            Sole       N/A        Sole
ASCENT MEDIA CORP             COM SER A       043632108     32,312      610,000 SH            Sole       N/A        Sole
BERKSHIRE HATHAWAY INC DEL    CL A            084670108      9,521           82 SH            Sole       N/A       Shared
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702     91,822    1,186,488 SH            Sole       N/A       Shared
BROWN & BROWN INC             COM             115236101     11,266      439,060 SH            Sole       N/A       Shared
CNA FINL CORP                 COM             126117100      3,940      135,632 SH            Sole       N/A        Sole
CVS CAREMARK CORPORATION      COM             126650100     32,488      864,510 SH            Sole       N/A       Shared
CABELAS INC                   COM             126804301      3,258      120,000 SH            Sole       N/A        Sole
CISCO SYS INC                 COM             17275R102        173       11,064 SH            Sole       N/A        Sole
COLE KENNETH PRODTNS INC      CL A            193294105      1,249      100,000 SH            Sole       N/A        Sole
COINSTAR INC                  COM             19259P300      1,947       35,691 SH            Sole       N/A        Sole
COMCAST CORP NEW              CL A            20030N101        185        7,300 SH            Sole       N/A        Sole
COMCAST CORP NEW              CL A SPL        20030N200     49,728    2,052,312 SH            Sole       N/A       Shared
COMPASS MINERALS INTL INC     COM             20451N101      7,468       86,770 SH            Sole       N/A       Shared
CONOCOPHILLIPS                COM             20825C104     79,428    1,056,360 SH            Sole       N/A       Shared
CUMULUS MEDIA INC             CL A            231082108      6,965    1,990,000 SH            Sole       N/A        Sole
DELL INC                      COM             24702R101    103,572    6,213,079 SH            Sole       N/A       Shared
DEVON ENERGY CORP NEW         COM             25179M103        276        3,500 SH            Sole       N/A        Sole
DIAGEO P L C                  SPON ADR NEW    25243Q205     15,637      191,000 SH            Sole       N/A        Sole
DISCOVERY COMMUNICATNS NEW    COM SER C       25470F302     11,696      320,000 SH            Sole       N/A        Sole
EOG RES INC                   COM             26875P101        523        5,000 SH            Sole       N/A        Sole
EAGLE MATERIALS INC           COM             26969P108     30,489    1,093,960 SH            Sole       N/A       Shared
EHEALTH INC                   COM             28238P109      1,336      100,000 SH            Sole       N/A        Sole
ENERGIZER HLDGS INC           COM             29266R108      6,512       90,000 SH            Sole       N/A        Sole
FLIR SYS INC                  COM             302445101      1,854       55,000 SH            Sole       N/A        Sole
GOOGLE INC                    CL A            38259P508     71,129      140,465 SH            Sole       N/A       Shared
GRAND CANYON ED INC           COM             38526M106     34,387    2,425,038 SH            Sole       N/A       Shared
ITT EDUCATIONAL SERVICES INC  COM             45068B109        364        4,651 SH            Sole       N/A        Sole
ICONIX BRAND GROUP INC        COM             451055107      4,840      200,000 SH            Sole       N/A        Sole
INTELLIGENT SYS CORP NEW      COM             45816D100      3,065    2,270,000 SH            Sole       N/A        Sole
INTERVAL LEISURE GROUP INC    COM             46113M108     26,847    1,961,056 SH            Sole       N/A       Shared
IRON MTN INC                  COM             462846106      3,409      100,000 SH            Sole       N/A        Sole
JOHNSON & JOHNSON             COM             478160104        665       10,000 SH            Sole       N/A        Sole
KENNEDY-WILSON HLDGS INC      COM             489398107        368       30,000 SH            Sole       N/A        Sole
KNOLOGY INC                   COM             499183804      6,686      450,208 SH            Sole       N/A        Sole
LABORATORY CORP AMER HLDGS    COM NEW         50540R409     49,622      512,673 SH            Sole       N/A       Shared
LIBERTY GLOBAL INC            COM SER C       530555309     97,634    2,286,517 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW        INT COM SER A   53071M104    120,548    7,188,310 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW        CAP COM SER A   53071M302     42,361      494,008 SH            Sole       N/A       Shared
LIBERTY MEDIA CORP NEW        LIB STAR COM A  53071M708        752       10,000 SH            Sole       N/A        Sole
LIVE NATION ENTERTAINMENT IN  COM             538034109     46,946    4,092,929 SH            Sole       N/A       Shared
LOCKHEED MARTIN CORP          COM             539830109     19,483      240,614 SH            Sole       N/A        Sole
MARTIN MARIETTA MATLS INC     COM             573284106     56,429      705,633 SH            Sole       N/A       Shared
MICROSOFT CORP                COM             594918104    116,613    4,485,129 SH            Sole       N/A       Shared
MOHAWK INDS INC               COM             608190104     33,885      564,847 SH            Sole       N/A       Shared
MONSANTO CO NEW               COM             61166W101     29,396      405,238 SH            Sole       N/A       Shared
MOSAIC CO NEW                 COM             61945C103      6,773      100,000 SH            Sole       N/A        Sole
NATIONAL CINEMEDIA INC        COM             635309107      4,703      278,149 SH            Sole       N/A        Sole
NEWCASTLE INVT CORP           COM             65105M108        260       45,000 SH            Sole       N/A        Sole
OMNICARE INC                  COM             681904108     65,009    2,038,540 SH            Sole       N/A       Shared
OMNICOM GROUP INC             COM             681919106     29,395      610,363 SH            Sole       N/A        Sole
PRAXAIR INC                   COM             74005P104     15,988      147,500 SH            Sole       N/A        Sole
PRESTIGE BRANDS HLDGS INC     COM             74112D101      4,113      320,300 SH            Sole       N/A        Sole
PROCTER & GAMBLE CO           COM             742718109     14,621      230,000 SH            Sole       N/A        Sole
REDWOOD TR INC                COM             758075402     98,067    6,485,904 SH            Sole       N/A       Shared
REPUBLIC SVCS INC             COM             760759100        848       27,500 SH            Sole       N/A        Sole
SANDRIDGE ENERGY INC          COM             80007P307     58,896    5,524,968 SH            Sole       N/A       Shared
SKECHERS U S A INC            CL A            830566105        230       15,876 SH            Sole       N/A        Sole
SOUTHWESTERN ENERGY CO        COM             845467109     39,895      930,381 SH            Sole       N/A       Shared
STRAYER ED INC                COM             863236105      6,661       52,700 SH            Sole       N/A       Shared
TARGET CORP                   COM             87612E106     62,363    1,329,414 SH            Sole       N/A       Shared
TEXAS INDS INC                COM             882491103     23,809      571,915 SH            Sole       N/A       Shared
TEXAS INSTRS INC              COM             882508104     84,836    2,584,100 SH            Sole       N/A       Shared
TREE COM INC                  COM             894675107      1,033      201,822 SH            Sole       N/A        Sole
US BANCORP DEL                COM NEW         902973304      1,658       65,000 SH            Sole       N/A        Sole
UNITED PARCEL SERVICE INC     CL B            911312106     41,205      565,000 SH            Sole       N/A        Sole
VIACOM INC NEW                CL B            92553P201        163        3,200 SH            Sole       N/A        Sole
VULCAN MATLS CO               COM             929160109     22,194      576,010 SH            Sole       N/A       Shared
WAL MART STORES INC           COM             931142103     29,094      547,500 SH            Sole       N/A        Sole
WASHINGTON POST CO            CL B            939640108      8,513       20,320 SH            Sole       N/A       Shared
WELLS FARGO & CO NEW          COM             949746101     99,449    3,544,150 SH            Sole       N/A       Shared
XO GROUP INC                  COM             983772104     22,431    2,254,381 SH            Sole       N/A       Shared
                                                       -------------------------
                            80                           2,258,904   79,446,928
                                                       -------------------------